Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions
The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2019 grants of awards described above are as follows:

Amounts in US dollar unless otherwise indicated 1	2019	2018	2017
Fair value of options granted	11.79	16.92	19.94
Share price	78.46	98.66	117.77
Exercise price	78.46	98.66	117.77
Expected volatility	23%	23%	23%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.43%	0.39%	0.72%

Summary of Number of Options Outstanding
The total number of outstanding AB InBev options developed as follows:

Million options	2019	2018	2017
Options outstanding at 1 January	92.6	93.0	64.9
Options issued during the year	13.8	5.2	35.0
Options exercised during the year	(10.7)	(1.7)	(3.0)
Options forfeited during the year	(7.0)	(4.0)	(3.9)

Options outstanding at the end of December	88.7	92.6	93.0

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar 1	2019	2018	2017
Options outstanding at 1 January	94.74	98.32	76.25
Granted during the year	83.33	104.77	117.24
Exercised during the year	29.27	44.96	38.94
Forfeited during the year	108.44	113.19	108.26
Outstanding at the end of December	79.66	94.74	98.32
Exercisable at the end of December	65.33	21.40	59.66

1	Amounts have been converted to US dollar at the closing rate of the respective period.

AB inBev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding AB InBev restricted stock units developed as follows:

Million restricted stock units	2019	2018	2017
Restricted stock units outstanding at 1 January	6.0	5.4	5.8
Restricted stock units issued during the year	5.5	2.3	0.7
Restricted stock units exercised during the year	(1.0)	(0.5)	(0.7)
Restricted stock units forfeited during the year	(0.7)	(1.2)	(0.4)

Restricted stock units outstanding at the end of December	9.9	6.0	5.4

Ambev [member]
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions
The weighted fair value of the options and assumptions used in applying a binomial option pricing model for the 2019 Ambev grants are as follows:

Amounts in US dollar unless otherwise indicated 1	2019	2018	2017
Fair value of options granted	1.12	1.47	1.97
Share price	4.38	4.66	5.99
Exercise price	4.38	4.66	5.99
Expected volatility	24%	26%	27%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	7.8%	9.6%	10.10%

Summary of Number of Options Outstanding
The total number of outstanding Ambev options developed as follows:

Million options	2019	2018	2017
Options outstanding at 1 January	141.3	135.2	131.3
Options issued during the year	24.6	19.9	20.4
Options exercised during the year	(7.8)	(10.0)	(13.5)
Options forfeited during the year	(16.3)	(3.8)	(2.9)

Options outstanding at the end of December	141.8	141.3	135.2

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar 1	2019	2018	2017
Options outstanding at 1 January	4.17	3.94	4.19
Granted during the year	4.48	4.66	5.99
Exercised during the year	2.25	1.93	1.76
Forfeited during the year	5.27	4.79	5.41
Outstanding at the end of December	4.60	4.17	4.92
Exercisable at the end of December	4.74	0.58	1.14

1	Amounts have been converted to US dollar at the closing rate of the respective period.

Ambev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding Ambev deferred and restricted stock units developed as follows:

Million restricted stock units	2019	2018	2017
Restricted stock units outstanding at 1 January	25.0	16.3	19.3
Restricted stock units issued during the year	12.0	13.5	0.8
Restricted stock units vested during the year	(4.2)	(3.7)	(2.9)
Restricted stock units forfeited during the year	(1.1)	(1.1)	(0.9)

Restricted stock units outstanding at the end of December	31.7	25.0	16.3